Stockholders' Equity (Details)	0 Months Ended	12 Months Ended
	Jun. 05, 2013	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected Volatility	22.20%	22.50%
Expected Dividend Yield		0.00%
Expected Life (Term)	2 years 6 months	2 years 6 months
Risk-Free Interest Rate	0.39%	0.39%
Equity Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected Volatility Rate, Minimum		24.00%	21.00%
Expected Volatility Rate, Maximum		29.00%	22.00%
Expected Dividend Yield		0.00%	0.00%
Expected Life (Term)		2 years 6 months
Risk-Free Interest Rate, Minimum		0.58%	0.21%
Risk-Free Interest Rate, Maximum		0.70%	0.39%
Warrant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected Volatility		29.00%
Expected Dividend Yield		0.00%
Expected Life (Term)		2 years 6 months
Risk-Free Interest Rate		0.70%
Minimum [Member] | Equity Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected Life (Term)			1 year
Maximum [Member] | Equity Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected Life (Term)			3 years